Income Taxes - Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation between the U.S. corporate income tax rate and the effective income tax rate from continuing operations
U.S. corporate income tax rate (as a percent)	21.00%	21.00%	21.00%
Dividends received deduction (as a percent)	(47.00%)	(1.00%)	(5.00%)
Tax credits (as a percent)	(40.00%)	(1.00%)	(3.00%)
Interest exclusion from taxable income (as a percent)	(15.00%)		(1.00%)
Impact of equity method presentation (as a percent)	(3.00%)
Employee compensation (as a percent)	(2.00%)
Other postretirement employee benefits redesignation (as a percent)	(2.00%)
Low income housing tax credit amortization (as a percent)	24.00%
State income taxes (as a percent)	4.00%
Nondeductible expenses (as a percent)	2.00%
Other (as a percent)	(1.00%)		1.00%
Effective income tax rate (as a percent)	(59.00%)	19.00%	13.00%